Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Institutional Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 99.1%

BRAZIL — 6.5%
MercadoLibre, Inc. *	2,507	$4,334,653
NU Holdings Ltd., Class A *	346,718	4,982,338
		9,316,991

CANADA — 2.4%
Shopify, Inc., Class A *	29,316	3,477,464

CHINA — 14.8%
Contemporary Amperex Technology Co., Ltd., Class A	62,500	3,697,879
Horizon Robotics *	1,760,400	1,524,635
Kweichow Moutai Co., Ltd., Class A	13,400	2,821,832
Meituan, Class B *	289,000	3,153,640
PDD Holdings, Inc. ADR *	45,498	4,648,986
Tencent Holdings Ltd.	86,900	5,480,990
		21,327,962

FRANCE — 2.3%
Hermes International	1,730	3,277,228

INDIA — 0.7%
MakeMyTrip Ltd. *	28,047	1,045,872

ITALY — 1.7%
Moncler SpA	40,131	2,416,230

NETHERLANDS — 8.3%
Adyen NV *	3,000	3,002,551
ASML Holding NV	6,711	8,923,997
		11,926,548

SINGAPORE — 2.4%
Sea Ltd. ADR *	41,193	3,411,192

SOUTH KOREA — 2.7%
Coupang, Inc. *	204,253	3,856,297

TAIWAN — 4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	121,000	6,997,978

UNITED STATES — 52.4%
Amazon.com, Inc. *	47,144	9,818,681
AppLovin Corp., Class A *	15,908	6,331,384
Atlassian Corp., Class A *	19,613	1,338,587
Axon Enterprise, Inc. *	6,613	2,808,475
BeOne Medicines Ltd., Class H *	136,700	3,066,511
Cloudflare, Inc., Class A *	33,907	6,996,371
Dexcom, Inc. *	43,183	2,711,893
Duolingo, Inc. *	8,969	884,074
elf Beauty, Inc. *	23,054	1,397,303
Intuitive Surgical, Inc. *	8,299	3,825,756
Joby Aviation, Inc. *	153,709	1,269,636
Netflix, Inc. *	28,014	2,693,546
NVIDIA Corp.	56,262	9,812,093
Reddit, Inc., Class A *	23,640	3,183,126
Rivian Automotive, Inc., Class A *	119,916	1,804,736
ROBLOX Corp., Class A *	47,188	2,668,953
Rocket Lab Corp. *	60,969	3,915,429

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Institutional Long Term Global Growth Fund

	Shares	Value
Samsara, Inc., Class A *	125,770	$3,985,651
Spotify Technology SA *	9,620	4,664,834
Symbotic, Inc. *	40,336	2,145,875
		75,322,914

TOTAL INVESTMENTS — 99.1%
(cost $147,636,954)		$142,376,676
Other assets less liabilities — 0.9%		1,364,434
NET ASSETS — 100.0%		$143,741,110

* Non-income producing security.

ADR — American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund’s prospectus.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Institutional Long Term Global Growth Fund

Fair Value Measurement
GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:
Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.
The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.
For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$98,013,205	$44,363,471	$—	$142,376,676
Total	$98,013,205	$44,363,471	$—	$142,376,676

**	Refer to Portfolio of Investments for further detail.